DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Fair value gain (loss)	$ 184,809	$ (220,177)
Exchange/prepayment options
Disclosure of detailed information about financial instruments [line items]
Fair value gain (loss)	$ 175,848	$ (184,811)
Exchange/prepayment options | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, expected life	9 years 9 months